CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Issued and outstanding capital stock
Balance at beginning of the year	$ 3,630.8	$ 3,701.4
Reduction of paid-up capital		(50.0)
Redemption	(1,540.0)	(43.9)
Balance at end of the year	3,019.7	3,630.8
Aggregate purchase price of shares repurchased	1,540.0	43.9
Capital stock
Issued and outstanding capital stock
Balance at beginning of the year	$ 3,630.8	$ 3,701.4
Balance at beginning of the year (in shares)	95,441,277	95,983,176
Reduction of paid-up capital		$ (50.0)
Redemption	$ (611.1)	$ (20.6)
Redemption (in shares)	(16,064,215)	(541,899)
Balance at end of the year	$ 3,019.7	$ 3,630.8
Balance at end of the year (in shares)	79,377,062	95,441,277
Capital stock | CDP Capital
Issued and outstanding capital stock
Redemption (in shares)	(16,064,215)	(541,899)
Aggregate purchase price of shares repurchased	$ 1,540.0	$ 37.7
Security paid		6.2
Excess of purchase price over common shares repurchased	$ 928.9	$ 23.3